Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosures regarding the relationship between compensation of our named executive officers and certain measure of Company financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its executive compensation decisions for any of the years shown.
The Pay versus Performance table below shows the compensation of our CEO and the average compensation of the non-CEO named executive officers (“Non-CEO NEOs”) as previously reported in our Summary Compensation Table, as well as their “compensation actually paid” (or “CAP”) as calculated pursuant to SEC rules, and certain measures of financial performance for the 2020, 2021, 2022 and 2023 fiscal years.
Year	Summary Compensation Table Total for CEO Roberto Herencia(1) $	Summary Compensation Table Total for CEO Alberto Paracchini(1) $	Compensation Actually Paid to CEO Roberto Herencia(2) $	Compensation Actually Paid to CEO Alberto Paracchini(2) $	Average Summary Compensation Table Total for Non-CEO NEOs(1) $	Average Compensation Actually Paid to Non-CEO NEOs(2) $	Value of Initial Fixed $100 Invested on 12/31/2019:		Byline Net Income(5) (in millions) $	Adjusted Pre-Tax, Pre- Provision ROA(6) %
							Byline (TSR)(3) $	Peer Group (TSR)(4) $
2023	2,660,867	0	3,045,805	0	1,005,399	1,145,174	127.20	101.77	107.9	2.35
2022	2,264,159	0	1,873,780	0	817,971	635,855	121.93	106.02	88.0	1.99
2021	3,849,983	1,520,807	4,807,889	1,956,677	749,555	948,065	143.01	117.08	92.8	2.13
2020	0	1,157,566	0	958,435	645,985	560,924	79.76	87.90	37.5	1.84

(1)
Mr. Alberto Paracchini served as the CEO and President from January 2020 through January 31, 2021. Mr. Roberto R. Herencia currently serves as Byline’s Executive Chairman and CEO (as of February 2021). Mr. Paracchini became a Non-CEO NEO for the 2022 and 2023 reported fiscal years covered in the table. Ms. Lindsay Corby was a Non-CEO NEO for 2020 — 2022. Mr. Thomas Abraham was a Non-CEO NEOs for all four years covered in the table. Mr. Brogan Ptacin was a Non-CEO NEO in 2020 and 2022 and 2023. Mr. Thomas Bell, III, was a Non-CEO NEO in 2022 and 2023. The dollar amounts reported are total compensation in the Summary Compensation Table for the CEO and the average for Non-CEO NEOs for each reported fiscal year.

(2)
The dollar amounts reported represent “Compensation Actually Paid”, as calculated in accordance with SEC rules (SCT Total Compensation minus SCT Stock Based Awards). The numbers in these columns have been revised from the numbers previously reported in last year’s “Pay versus Performance Table” in order to correct an administrative error.

(3)
2023 Byline TSR as of December 31, 2023 as provided by S&P Cap IQ.

(4)
Reflects the cumulative total shareholder return of the KBW Nasdaq Regional Banking Index (KRX). This is the peer group used by Byline for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10K for the year ended December 31, 2023.

(5)
Net Income as reported in our audited financial statements for the applicable year.

(6)
Adjusted Pre-Tax, Pre-Provision ROA is a non-GAAP measure. See “GAAP Reconciliation and Management Explanation of non-GAAP Financial Measures” in our 10-K filings for a reconciliation of this measure.
54   Byline Bancorp, Inc. 2024 Proxy Statement
Calculation of Compensation Actually Paid (CAP)
To calculate the amounts in the “Compensation Actually Paid” (CAP) to our CEOs and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table (SCT) for each covered year.
	2023		2022		2021			2020
	Roberto Herencia	Average Non- CEO NEOs	Roberto Herencia	Average Non- CEO NEOs	Roberto Herencia	Alberto Paracchini	Average Non- CEO NEOs	Alberto Paracchini	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$2,660,867	$1,005,399	$2,264,159	$817,971	$3,849,983	$1,520,807	$749,555	$1,157,566	$645,985
Amount deducted for aggregate change in actuarial present value from SCT	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount deducted for grant date values in the SCT	$(897,663)	$(260,079)	$(701,274)	$(198,176)	$(2,062,509)	$(369,037)	$(153,624)	$(282,520)	$(120,855)
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for year-end fair value of unvested awards granted in the current year and dividends accrued	$1,061,652	$291,987	$604,286	$130,953	$2,013,601	$525,645	$218,816	$251,362	$107,526
Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years and dividends accrued	$177,832	$86,858	$(146,694)	$(38,349)	$—	$256,578	$107,866	$(63,716)	$(34,281)
Amount added for fair values at vest date for awards granted and vested in current year and dividends paid	$—	$—	$—	$—	$1,006,814	$—	$—		$—
Amount added for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and dividends paid	$43,118	$21,008	$(146,698)	$(4,166)	$—	$22,685	$25,451	$(104,257)	$(37,451)
Amount deducted for forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$(72,379)	$—		$—	$—
Amount added for dividends or dividend equivalents not otherwise included	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments	$384,938	$139,774	$(390,379)	$(182,116)	$957,906	$435,870	$198,510	$(199,131)	$(85,061)
Compensation Actually Paid (as calculated)	$3,045,805	$1,145,174	$1,873,780	$635,855	$4,807,889	$1,956,677	$948,065	$958,435	$560,924

Company Selected Measure Name	Adjusted Pre-Tax, Pre- Provision ROA
Named Executive Officers, Footnote
(1)
Mr. Alberto Paracchini served as the CEO and President from January 2020 through January 31, 2021. Mr. Roberto R. Herencia currently serves as Byline’s Executive Chairman and CEO (as of February 2021). Mr. Paracchini became a Non-CEO NEO for the 2022 and 2023 reported fiscal years covered in the table. Ms. Lindsay Corby was a Non-CEO NEO for 2020 — 2022. Mr. Thomas Abraham was a Non-CEO NEOs for all four years covered in the table. Mr. Brogan Ptacin was a Non-CEO NEO in 2020 and 2022 and 2023. Mr. Thomas Bell, III, was a Non-CEO NEO in 2022 and 2023. The dollar amounts reported are total compensation in the Summary Compensation Table for the CEO and the average for Non-CEO NEOs for each reported fiscal year.

Peer Group Issuers, Footnote
(4)
Reflects the cumulative total shareholder return of the KBW Nasdaq Regional Banking Index (KRX). This is the peer group used by Byline for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10K for the year ended December 31, 2023.

PEO Actually Paid Compensation Amount	$ 3,045,805	$ 1,873,780	$ 1,956,677	$ 958,435
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid” (CAP) to our CEOs and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table (SCT) for each covered year.
	2023		2022		2021			2020
	Roberto Herencia	Average Non- CEO NEOs	Roberto Herencia	Average Non- CEO NEOs	Roberto Herencia	Alberto Paracchini	Average Non- CEO NEOs	Alberto Paracchini	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$2,660,867	$1,005,399	$2,264,159	$817,971	$3,849,983	$1,520,807	$749,555	$1,157,566	$645,985
Amount deducted for aggregate change in actuarial present value from SCT	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount deducted for grant date values in the SCT	$(897,663)	$(260,079)	$(701,274)	$(198,176)	$(2,062,509)	$(369,037)	$(153,624)	$(282,520)	$(120,855)
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for year-end fair value of unvested awards granted in the current year and dividends accrued	$1,061,652	$291,987	$604,286	$130,953	$2,013,601	$525,645	$218,816	$251,362	$107,526
Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years and dividends accrued	$177,832	$86,858	$(146,694)	$(38,349)	$—	$256,578	$107,866	$(63,716)	$(34,281)
Amount added for fair values at vest date for awards granted and vested in current year and dividends paid	$—	$—	$—	$—	$1,006,814	$—	$—		$—
Amount added for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and dividends paid	$43,118	$21,008	$(146,698)	$(4,166)	$—	$22,685	$25,451	$(104,257)	$(37,451)
Amount deducted for forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$(72,379)	$—		$—	$—
Amount added for dividends or dividend equivalents not otherwise included	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments	$384,938	$139,774	$(390,379)	$(182,116)	$957,906	$435,870	$198,510	$(199,131)	$(85,061)
Compensation Actually Paid (as calculated)	$3,045,805	$1,145,174	$1,873,780	$635,855	$4,807,889	$1,956,677	$948,065	$958,435	$560,924

Non-PEO NEO Average Total Compensation Amount	$ 1,005,399	817,971	749,555	645,985
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,145,174	635,855	948,065	560,924
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Compensation Actually Paid” (CAP) to our CEOs and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table (SCT) for each covered year.
	2023		2022		2021			2020
	Roberto Herencia	Average Non- CEO NEOs	Roberto Herencia	Average Non- CEO NEOs	Roberto Herencia	Alberto Paracchini	Average Non- CEO NEOs	Alberto Paracchini	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$2,660,867	$1,005,399	$2,264,159	$817,971	$3,849,983	$1,520,807	$749,555	$1,157,566	$645,985
Amount deducted for aggregate change in actuarial present value from SCT	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount deducted for grant date values in the SCT	$(897,663)	$(260,079)	$(701,274)	$(198,176)	$(2,062,509)	$(369,037)	$(153,624)	$(282,520)	$(120,855)
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for year-end fair value of unvested awards granted in the current year and dividends accrued	$1,061,652	$291,987	$604,286	$130,953	$2,013,601	$525,645	$218,816	$251,362	$107,526
Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years and dividends accrued	$177,832	$86,858	$(146,694)	$(38,349)	$—	$256,578	$107,866	$(63,716)	$(34,281)
Amount added for fair values at vest date for awards granted and vested in current year and dividends paid	$—	$—	$—	$—	$1,006,814	$—	$—		$—
Amount added for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and dividends paid	$43,118	$21,008	$(146,698)	$(4,166)	$—	$22,685	$25,451	$(104,257)	$(37,451)
Amount deducted for forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$(72,379)	$—		$—	$—
Amount added for dividends or dividend equivalents not otherwise included	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments	$384,938	$139,774	$(390,379)	$(182,116)	$957,906	$435,870	$198,510	$(199,131)	$(85,061)
Compensation Actually Paid (as calculated)	$3,045,805	$1,145,174	$1,873,780	$635,855	$4,807,889	$1,956,677	$948,065	$958,435	$560,924

Compensation Actually Paid vs. Total Shareholder Return
The below table (i) compares our TSR to that of the KBW KRX index and (ii) shows the CEO Compensation Actually Paid and
Average Non-CEO NEO Compensation Actually Paid relative to the KBW Nasdaq KRX index and our TSR.

Compensation Actually Paid vs. Net Income	The below table shows the CEO Compensation Actually Paid and Average Non-CEO NEO Compensation Actually Paid relative to our Net Income.
Compensation Actually Paid vs. Company Selected Measure	The below table shows the CEO Compensation Actually Paid and Average Non-CEO NEO Compensation Actually Paid relative to Byline’s company selected metric—Adjusted Pre-Tax, Pre-Provision ROA.
Total Shareholder Return Vs Peer Group
Tabular List, Table
As required by SEC rules, the following is a tabular list of financial performance measures we used to link “compensation actually paid” for our NEOs’ to the Company’s 2023 performance. The measures in this table are not ranked; however, the Company-Selected Measure is denoted with an asterisk.
List of Performance Measures
Adjusted Pre-Tax, Pre-Provision ROA*
Net Income
Total Shareholder Return (TSR)
Adjusted Efficiency Ratio
NPAs / Assets
Net Charge Offs / Average Loans and Leases
The following graphs, for the past three years, present the relationship between “compensation actually paid” (as defined by SEC rule and shown above) for the CEO and, on average, for our other Non-CEO NEOs, for the following:
•
The Company’s cumulative TSR and the Peer Group’s cumulative TSR;

The Company’s Net Income; and

The Company Selected Measure, which for Byline is Adjusted Pre-Tax, Pre-Provision ROA.

Total Shareholder Return Amount	$ 127.2	121.93	143.01	79.76
Peer Group Total Shareholder Return Amount	101.77	106.02	117.08	87.9
Net Income (Loss)	$ 107,900,000	$ 88,000,000	$ 92,800,000	$ 37,500,000
Company Selected Measure Amount	2.35	1.99	2.13	1.84
PEO Name	Mr. Roberto R. Herencia
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax, Pre-Provision ROA
Non-GAAP Measure Description
(6)
Adjusted Pre-Tax, Pre-Provision ROA is a non-GAAP measure. See “GAAP Reconciliation and Management Explanation of non-GAAP Financial Measures” in our 10-K filings for a reconciliation of this measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Efficiency Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	NPAs / Assets
Measure:: 6
Pay vs Performance Disclosure
Name	Net Charge Offs / Average Loans and Leases
Roberto Herencia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,660,867	$ 2,264,159	$ 3,849,983	$ 0
PEO Actually Paid Compensation Amount	3,045,805	1,873,780	4,807,889	0
Alberto Paracchini [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	1,520,807	1,157,566
PEO Actually Paid Compensation Amount	0	0	1,956,677	958,435
PEO | Roberto Herencia [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Roberto Herencia [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	384,938	(390,379)	957,906
PEO | Roberto Herencia [Member] | Amount deducted for grant date values in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(897,663)	(701,274)	(2,062,509)
PEO | Roberto Herencia [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Roberto Herencia [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Roberto Herencia [Member] | Amount added for year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,061,652	604,286	2,013,601
PEO | Roberto Herencia [Member] | Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,832	(146,694)
PEO | Roberto Herencia [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,006,814
PEO | Roberto Herencia [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,118	(146,698)
PEO | Roberto Herencia [Member] | Amount deducted for forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Roberto Herencia [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alberto Paracchini [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alberto Paracchini [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			435,870	(199,131)
PEO | Alberto Paracchini [Member] | Amount deducted for grant date values in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(369,037)	(282,520)
PEO | Alberto Paracchini [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alberto Paracchini [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alberto Paracchini [Member] | Amount added for year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			525,645	251,362
PEO | Alberto Paracchini [Member] | Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			256,578	(63,716)
PEO | Alberto Paracchini [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alberto Paracchini [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,685	(104,257)
PEO | Alberto Paracchini [Member] | Amount deducted for forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alberto Paracchini [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,774	(182,116)	198,510	(85,061)
Non-PEO NEO | Amount deducted for grant date values in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(260,079)	(198,176)	(153,624)	(120,855)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Amount added for year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,987	130,953	218,816	107,526
Non-PEO NEO | Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,858	(38,349)	107,866	(34,281)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,008	(4,166)	25,451	(37,451)
Non-PEO NEO | Amount deducted for forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(72,379)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount